10. COMMON STOCK (Tables)	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Stock option transactions

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2012	9,223,000	1.98
Granted	7,560,000	0.47
Expired	(2,379,500)	1.80
Forfeited	(3,000)	1.25
Balance at December 31, 2013	14,400,500	1.22
Expired	(1,339,000)	1.32
Balance at March 31, 2014	13,061,500	1.21

Schedule of stock options outstanding

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

1,472,500	2.60	-	December 29, 2014	1,472,500	-
300,000	2.34	-	September 22, 2015	300,000	-
1,372,500	2.86	-	November 22, 2015	1,372,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,681,500	1.25	-	January 6, 2017	1,681,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,985,000	0.56	-	March 15, 2018	4,985,000	-
50,000	0.32	3,500	April 9, 2018	50,000	3,500
150,000	0.34	7,500	June 27, 2018	150,000	7,500
2,375,000	0.30	213,750	December 19, 2018	2,375,000	213,750
13,061,500		$224,750		13,061,500	$224,750

Stock-based compensation

Stock-based compensation recognized during the three months ended March 31, 2014 was $Nil (March 31, 2013 - $1,010,380) which has been recorded in the consolidated statements of operations as follows with corresponding additional paid-in capital recorded in stockholders' equity:

	Three Months Ended March 31, 2014	Three Months Ended March 31, 2013	Cumulative to March 31, 2014
Exploration	$-	$148,125	$4,369,529
General and administration	-	862,255	19,806,528
	$-	$1,010,380	$24,176,057

Schedule of fair value assumptions

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	March 31, 2014	March 31, 2013

Risk-free interest rate	-	1.25%
Expected life of options (years)	-	4.3
Annualized volatility	-	76%
Dividend rate	-	0.00%